STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2012
STOCKHOLDERS' EQUITY
Schedule of warrants to purchase common stock outstanding and exercisable

Issue Date	Number of Underlying Shares Of Common Stock	Per Share Exercise Price	Expiration Date
December 15, 2008	50,000	$24.00	June 14, 2014
August 13, 2009	399,998	$15.00	August 12, 2014
August 13, 2009	40,000	$15.00	June 9, 2014
March 8, 2010	867,048	$12.48	September 8, 2015
March 8, 2010	34,681	$12.96	June 9, 2014
June 23, 2010	594,525	$14.70	June 23, 2015
June 23, 2010	35,671	$15.78	June 9, 2015
November 22, 2010	30,000	$12.00	November 21, 2013
December 30, 2010	882,348	$12.00	December 30, 2015
December 30, 2010	52,939	$12.75	June 9, 2015
March 8, 2011	670,966	$13.50	March 8, 2014
March 8, 2011	40,663	$15.48	June 9, 2014
August 20, 2012	1,039,254	$1.50	August 16, 2017